REVENUE CONCENTRATIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Concentration Risk [Line Items]
Revenues	$ 322,019	$ 266,300	$ 565,869	$ 564,350	$ 1,090,450	$ 991,143
Europe [Member]
Concentration Risk [Line Items]
Revenues					64,669
UNITED STATES
Concentration Risk [Line Items]
Revenues					$ 1,025,781
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%	35.00%	12.00%	19.00%
Revenue Benchmark [Member] | Geographic Concentration Risk [Member] | Outside The United States [Member]
Concentration Risk [Line Items]
Revenues	$ 0	$ 0		$ 0
Revenue Benchmark [Member] | Geographic Concentration Risk [Member] | Europe [Member]
Concentration Risk [Line Items]
Revenues			$ 10,000